Liquidity, Capital Requirements and Debt Restructurings (Details) (USD $)	Sep. 30, 2013	Mar. 31, 2013	Nov. 13, 2013 Subsequent Events	Sep. 30, 2013 Apollo debt	Mar. 31, 2013 Apollo debt	Sep. 30, 2013 Karlsson Group	Feb. 10, 2014 Karlsson Group Subsequent Events	Nov. 15, 2013 Karlsson Group Subsequent Events	Sep. 30, 2013 Karlsson Group Apollo debt
Liquidity, capital requirements and debt restructurings
Cash available for general corporate purposes			$ 600,000
Amount payable for tax compensation matters							1,200,000	1,200,000
Note payable including principal, accrued interest and compensation for tax matters						145,400,000
Indebtedness		128,300,000							7,200,000
Amount of debt payable on default	$ 141,851,000	$ 128,258,000		$ 6,750,000	$ 6,750,000	$ 152,600,000